Note Allowance for loan losses (Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 540,651	$ 537,111
Provision for loan losses	325,424	170,016	$ 241,478
Charge-offs	(311,575)	(267,248)
Recoveries	68,926	95,327
Balance at end of period	623,426	540,651	537,111
Westernbank Puerto Rico | Acquired loans in an FDIC assisted transaction | Credit Impaired Loans | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	68,877	63,563
Provision for loan losses	13,496	1,342
Net recoveries (charge-offs)	(12,244)	3,972
Balance at end of period	$ 70,129	$ 68,877	$ 63,563